Property, Plant, and Equipment (Details) - Schedule of property, plant and equipment - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Total property, plant and equipment	$ 656,008	$ 633,994	$ 614,743
Less: accumulated depreciation	(308,480)	(283,512)	(177,457)
Property, plant and equipment, net	347,528	350,482	437,286
Medical equipment [Member]
Property, Plant and Equipment [Line Items]
Total property, plant and equipment	493,854	484,126	484,126
Furniture, office equipment and leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Total property, plant and equipment	$ 162,154	$ 149,868	$ 130,617